EQUITY (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			55 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2014	Feb. 28, 2012
Share Exchange Agreement
Common stock sold for proceeds						880,000	865,000
Proceeds from sale of common stock						$ 880,000	$ 865,000
Issuance of restricted stock to board of directors for services						100,000
Expense of restricted stock issuance						5,270
Allocated to research and development expense	269,560	90,261	1,002,187	422,476	824,336	516,798		2,365,539
Allocated to general and administrative expense	1,080,222	794,156	2,882,899	2,608,123	3,526,863	2,000,937		7,345,295
MBM Agreement [Member]
Share Exchange Agreement
Common stock issued pursuant to agreement									18,369,421
Remaining common stock outstanding prior to Exchange									840,000
Advisory And Clinical [Member]
Share Exchange Agreement
Restricted stock issued			153,013		153,013
Director [Member]
Share Exchange Agreement
Common stock issued			150,000		150,000
Achievement goal			5,000,000		5,000,000
Fair value			375,000		375,000
Stock compensation expense			115,500
Consultant and Advisor [Member]
Share Exchange Agreement
Common stock issued			100,000		112,000
Fair value			250,000		284,200
Stock compensation expense			250,000	0	284,200
Allocated to research and development expense					187,500
Allocated to general and administrative expense					96,700
Consultant [Member]
Share Exchange Agreement
Common stock issued			50,000	12,000	12,000
Fair value			67,500	34,200	15,000
Stock compensation expense	0		67,500	0
2013 Note Holder [Member]
Share Exchange Agreement
Common stock issued					92,468
Convertible promissory notes issued					$ 1,387,000